Concentrations of Credit Risk (Tables)	12 Months Ended
Apr. 02, 2016
Risks and Uncertainties [Abstract]
Revenue from significant customers
Revenue from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Fiscal Year
	2016	2015	2014
Huawei Technologies Co., Ltd. (Huawei)	12%	7%	4%
Samsung Electronics, Co., Ltd. (Samsung)	7%	14%	25%